REGULATORY FRAMEWORK - Universal Service Regulation (Details) - item		12 Months Ended
	Apr. 04, 2008	Dec. 31, 2017
Regulatory framework
Period within which the coverage for fixed line networks is to be extended	60 months
Telefonica
Regulatory framework
Number of members of the technical committee to be appointed by the company along with the counterparty		2
Telefonica
Regulatory framework
Period within which the coverage for fixed line networks is to be extended	60 months